THE LOU HOLLAND TRUST

SUPPLEMENT DATED DECEMBER 10, 2007 TO

THE PROSPECTUS DATED MAY 1, 2007 FOR THE

LOU HOLLAND GROWTH FUND

This supplement amends certain information contained in your prospectus. Please read this supplement and keep it for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Effective December 3, 2007, the Lou Holland Trust (the “Trust”) terminated its distribution agreement with Holland Capital Management, L.P., and entered into a new distribution agreement with Foreside Distribution Services, L.P. In addition, effective January 1, 2008, Holland Capital Management, L.P., investment manager to the Trust, will change its form of organization from a limited partnership to a limited liability company (“LLC”) thus becoming Holland Capital Management, LLC (“Holland Capital Management”). The change in the investment manager’s organizational form does not result in a change in the terms of the investment management agreement with the Trust. Your prospectus is hereby amended as follows:

Under the heading “HOW TO PURCHASE SHARES,” please delete the first sentence of the first paragraph in the section titled “Conditions of Purchase” and replace it with the following:

The Trust and the Distributor, Foreside Distribution Services, L.P., each reserves the right to reject any purchase for any reason and to cancel any purchase due to nonpayment.

Under the heading “HOW THE TRUST IS MANAGED,” please delete the third paragraph in the section titled “Investment Manager” and replace it with the following:

Prior to December 3, 2007, the Investment Manager also served as the distributor of the shares of the Fund. The Investment Manager received no compensation from the Trust or the Fund, nor did it charge any fees to shareholders for its services as distributor of Fund shares.

Under the heading “HOW THE TRUST IS MANAGED,” please delete the last sentence of the section titled “Portfolio Managers” and replace it with the following:

Their business experience for the past five years is as follows: Prior to January 1, 2008, Mr. Holland served as Managing Partner and Chief Investment Officer of Holland Capital Management, L.P., and served as President, Treasurer and Director of Holland Capital Management, Inc. (the general partner of the Investment Manager prior to January 1, 2008); Ms. Walker and Ms. Janus have served as portfolio managers with respect to the Fund and the Investment Manager’s institutional and private account clients.

On the back cover of the prospectus, please add the following after the contact information of the Transfer Agent:

DISTRIBUTOR

Foreside Distribution Services, L.P.

3435 Stelzer Road, 3 South

Columbus, OH 43219

This Supplement is dated December 10, 2007.

THE LOU HOLLAND TRUST

SUPPLEMENT DATED DECEMBER 10, 2007 TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2007 FOR THE

LOU HOLLAND GROWTH FUND

This supplement amends certain information contained in your Statement of Additional Information. Please read this supplement and keep it for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the Statement of Additional Information.

Effective December 3, 2007, the Lou Holland Trust (the “Trust”) terminated its distribution agreement with Holland Capital Management, L.P, and entered into a new distribution agreement with Foreside Distribution Services, L.P. In addition, effective January 1, 2008, Holland Capital Management, L.P., investment manager to the Trust, will change its form of organization from a limited partnership to a limited liability company (“LLC”) thus becoming Holland Capital Management, LLC (“Holland Capital Management”). The change in the investment manager’s organizational form does not result in a change in the terms of the investment management agreement with the Trust. Your Statement of Additional Information is hereby amended as follows:

Under the section titled “GENERAL INFORMATION AND HISTORY,” please delete the last sentence of the second paragraph and replace it with the following:

Prior to December 3, 2007, Holland Capital Management, L.P. also served as distributor for the shares of the Fund.

Under the table on page 11, please delete the third paragraph and replace it with the following:

Mr. Holland is an “interested person” of the Fund because of his employment by and ownership interest in Holland Capital Management, the investment manager and Holland Capital Management, L.P., the former distributor of the Fund.

Please delete the section titled “The Distributor and Distribution Services” and replace it with the following:

Effective December 3, 2007, the Trust terminated its distribution agreement with Holland Capital Management L.P., and entered into a new distribution agreement (the “Distribution Agreement”) with Foreside Distribution Services, L.P. (“Distributor”). The principal business address of Foreside Distribution Services, L.P. is 3435 Stelzer Road, 3 South, Columbus, OH 43219. Under its agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of the shares of the Fund, which are offered on a continuous basis pursuant to the Distribution Agreement. Prior to December 3, 2007, the Fund’s investment manager also served as distributor to the Fund.

The Distributor is the exclusive agent for the servicing of shares of the Fund; except, that the Trust in its discretion may issue shares of the Fund otherwise than through Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Fund with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trust; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.

The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing such services. The Trust has not currently entered into any plan or agreement for the payment of fees pursuant to Rule 12b-1 under the 1940 Act, but reserves the right to do so with respect to the Fund, any future series of shares or any future classes of shares of any series. No compensation was paid to Holland Capital Management, L.P., as former distributor of the Fund, for distribution services for the year ended December 31, 2006. Foreside Distribution Services, L.P. will be compensated by the Investment Manager for providing distribution and other services.

Holland Capital Management, as Investment Manager, may provide direct or indirect compensation, at its own expense, to financial services firms such as broker-dealers, retirement plan administrators, insurance companies, and other financial intermediaries, in connection with the promotion by such firms of the Fund and the sale of shares of the Fund, and for services provided to shareholders of the Fund by such firms. Direct compensation may include payments of finder’s fees, asset retention fees, administrative fees, recordkeeping fees, shareholder servicing fees, transaction processing fees, and, in the case of financial intermediaries that invest in the Fund through omnibus accounts representing the interests of multiple investors, payments to the intermediary to defray the intermediary’s administrative and service expenses. Such compensation generally is based on the value of shares of the Fund held by the intermediary for its customers. Indirect compensation may include financial assistance in developing sales programs and marketing literature, or payment or reimbursement of expenses of financial services firms’ sales seminars, sales training activities and other financial services firm events or activities. Payments of direct and indirect compensation may create an incentive for financial services firms, as well as their registered representatives, to promote or recommend the sale of shares of the Fund rather than other mutual funds. The Investment Manager has entered into service arrangements with financial services firms, under which Holland Capital Management, at its own expense, makes payments to intermediaries of up to 0.40% per annum of the value of shares of the Fund held by the intermediary.

Under the section titled “BROKERAGE ALLOCATION AND OTHER PRACTICES,” please delete the last sentence of the eleventh paragraph and replace it with the following:

No brokerage commissions were paid by the Fund during its last three fiscal years to the Investment Manager, nor to any broker-dealer that is an affiliated person of the Fund, the Investment Manager or the former distributor of the Fund.

This Supplement is dated December 10, 2007.